Goodwill and Other Intangible Assets (Intangible Assets Subject to Amortization) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 117,083	¥ 110,443
Accumulated Amortization	65,023	60,984
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	34,670	32,944
Accumulated Amortization	16,624	14,417
Software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	40,897	40,438
Accumulated Amortization	29,384	29,780
Patent rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,940	12,506
Accumulated Amortization	9,767	8,928
Trademark
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	7,433	6,291
Accumulated Amortization	1,673	1,270
Non-patent technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,425	5,257
Accumulated Amortization	1,541	1,101
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	12,718	13,007
Accumulated Amortization	¥ 6,034	¥ 5,488